Treasury Shares (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 18, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Period which shares would be repurchased	12 months
Repurchase of ordinary shares		$ 1,322,195	$ 5,871,945
Cancellation of treasury shares		135,205,591		135,205,591
Shares for commitment fee of convertible notes		$ 329,150
Treasury Stock
Number of shares repurchased		1,400,000
Repurchase of ordinary shares		$ 6,000,000.0
Shares for commitment fee of convertible notes (in shares)		5,500,000
Shares for commitment fee of convertible notes		$ 765,397
Repurchase Plan, Group
Number of shares repurchased		24,237,100	47,099,300
Repurchase of ordinary shares			$ 5,871,945
Maximum
Aggregate amount of authorized repurchase	$ 20,000,000.0